Segments Operating Income (Details) - USD ($) $ in Thousands	8 Months Ended		12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 26, 2020	Apr. 30, 2019	Apr. 30, 2018
Segment Reporting Information [Line Items]
Operating Income (Loss)	$ (43,021)	$ 0	$ 52,511	$ 0	$ 0
Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating Income (Loss)	(28,876)		66,083
Operating Segments [Member] | Vitamin Shoppe [Member]
Segment Reporting Information [Line Items]
Operating Income (Loss)	(13,509)		5,371
Operating Segments [Member] | Buddy's [Member]
Segment Reporting Information [Line Items]
Operating Income (Loss)	3,172		20,364
Operating Segments [Member] | American Freight
Segment Reporting Information [Line Items]
Operating Income (Loss)	(18,539)		40,348
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Operating Income (Loss)	$ (14,145)		$ (13,572)